Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Northeast Investors Trust
Account Value [Line Items]
Line Graph and Table Measure Name			NTHEX
Account Value	$ 10,211	$ 10,211	$ 10,211	$ 9,290	$ 8,469	$ 8,894	$ 8,323	$ 8,733	$ 9,123	$ 9,158	$ 8,193	$ 8,088	$ 10,000
Average Annual Return, Percent	9.91%	3.17%	0.21%
Northeast Investors Trust Northeast Investors Trust U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			US High Yield Index
Account Value	$ 16,219	$ 16,219	$ 16,219	$ 14,021	$ 12,723	$ 14,805	$ 13,282	$ 12,984	$ 12,214	$ 11,866	$ 10,880	$ 9,644	$ 10,000
Average Annual Return, Percent	15.68%	4.54%	4.95%